Condensed Consolidated Statements of Cash Flows (unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net income	$ 240,121	$ 167,451
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred sales commissions	21,399	18,438
Amortization of non-cash long-term incentive compensation	8,538	7,782
Depreciation and other amortization	31,085	41,209
Unrealized (gains) on long-term incentive compensation-related investments	(5,577)	(8,819)
Unrealized (gains) on consolidated venture capital fund	(18,162)	(1,029)
Unrealized (gains) on other investments	(1,830)	(18,713)
Real estate asset write-off charges	129	1,675
Other, net	(11,179)	2,215
Changes in assets and liabilities:
Decrease in segregated cash and securities	716,821	125,135
(Increase) in receivables	(122,385)	(93,109)
(Increase) in investments	70,563	55,373
(Increase) in deferred sales commissions	(2,288)	(54,023)
(Increase) in other assets	(30,577)	(19,918)
(Decrease) increase in payables	(925,748)	(90,281)
(Decrease) increase in accounts payable and accrued expenses	(26,147)	4,649
Increase in accrued compensation and benefits	165,979	102,500
Net cash provided by operating activities	110,742	240,535
Cash flows from investing activities:
Purchases of investments	0	(96)
Proceeds from sales of investments	43	118
Purchases of furniture, equipment and leasehold improvements	(8,667)	(11,139)
Proceeds from sales of furniture, equipment and leasehold improvements	87	3,221
Net cash used in investing activities	(8,537)	(7,896)
Cash flows from financing activities:
Issuance (repayment) of commercial paper, net	22,339	(169,719)
Increase in overdrafts payable	53,724	16,750
Distributions to General Partner and unitholders	(220,647)	(134,095)
Distributions to non-controlling interests in consolidated entities	(1,032)	(8,453)
Capital contributions from General Partner	1,382	1,684
Additional investments by Holding from distributions paid to AllianceBernstein consolidated rabbi trust	11,871	3,457
Additional investments by Holding with proceeds from exercise of compensatory options to buy Holding Units	13,281	0
Purchases of Holding Units to fund long-term incentive compensation plan awards, net	(26,967)	(95,143)
Purchases of AllianceBernstein Units	(117)	(3,000)
Debt issuance costs	0	(1,750)
Other	(10)	(21)
Net cash used in financing activities	(146,176)	(390,290)
Effect of exchange rate changes on cash and cash equivalents	(11,937)	1,392
Net (decrease) in cash and cash equivalents	(55,908)	(156,259)
Cash and cash equivalents as of beginning of the period	627,182	638,681
Cash and cash equivalents as of end of the period	$ 571,274	$ 482,422